LOAN RELATED PARTY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 02, 2025
Loan Related Party
Loan related party					$ 40,000
Loan related party advance	$ 40,000			$ 15,000